Fair Value Measurements - Summary of Change in the Fair Value of the Contingent Consideration (Parenthetical) (Detail)	Feb. 21, 2023 shares
Fair Value, Recurring [Member] | Second Spectrum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares issued	1,677,920